Retirement Arrangement (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of benefit obligation:
Obligation at January 1	$ 3,287,000	$ 3,109,000
Service cost	413,000	389,000
Interest cost	115,000	164,000
Actuarial (gain) loss	251,000	434,000
Benefit payments		(29,000)
Curtailments		(780,000)
Obligation at December 31	4,066,000	3,287,000	3,109,000
Funded status:
Funded status at December 31	(4,066,000)	(3,287,000)
Unrecognized (gain)/loss	0	0
Prepaid/(accrued) benefit cost	4,066,000	(3,287,000)
Components of net periodic benefit costs
Service cost	413,000	389,000
Interest cost	115,000	164,000
Curtailment income		(87,000)
Net actuarial (gain) loss	52,000	16,000
Net periodic benefit cost	580,000	482,000
Accumulated benefit in excess of plan assets
Projected benefit obligation	4,066,000	3,287,000
Accumulated benefit obligation	2,938,000	2,956,000
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP
Discount rate benefit obligations	3.50%	3.50%
Rate of compensation increase benefit obligations	4.50%	4.50%
Discount rate net periodic benefit cost	3.50%	6.25%
Rate of compensation increase net periodic benefit cost	4.50%	4.50%
Retirement Arrangements (Textuals) [Abstract]
Defined Contribution Plan Contributions By Employer	1,341,000	1,201,000	1,013,000
Expected benefit payments under SERP for next five fiscal years	1,500,000
Expected benefit payments under SERP after succeeding five fiscal years	2,367,000
Expected Benefit Payments Under SERP Thereafter	2,410,000
Accrued liability for SERP	$ 4,066,000	$ 3,287,000	$ 3,109,000